PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Staff advances and others		4,878	3,000
Advance to an online school		341	1,707
Prepaid rental expense		2,872	4,329
Prepaid advertisement expense		601	510
Prepaid courseware use right		766	1,547
Prepaid professional fees		2,113	2,126
Advances to suppliers		4,801	3,410
Interest receivables from term deposits		953	1,056
VAT rebate receivable		6,130	5,040
Prepaid expenses and other current assets	$ 3,763	23,455	22,725